Variable Interest Entities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Deposits	$ 52,226,000	$ 45,767,000
Remaining Purchase Price	457,888,000	431,135,000
Other land option agreements [Member]
Variable Interest Entity [Line Items]
Deposits	30,846,000	31,686,000
Remaining Purchase Price	284,819,000	321,240,000
Capitalized pre-acquisition costs	5,300,000	4,800,000
Other land option agreements [Member] | Coyote Springs [Member]
Variable Interest Entity [Line Items]
Deposits		1,000,000
Remaining Purchase Price		$ 105,200,000